UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bernzott U.S. Small Cap Value Fund
(Ticker Symbol: BSCVX)

SEMI-ANNUAL REPORT
NOVEMBER 30, 2012

www.Bcafunds.com

Bernzott U.S. Small Cap Value Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Supplemental Information	12
Expense Example	14

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bernzott U.S. Small Cap Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.6%
	CONSUMER DISCRETIONARY – 22.8%
50	Coinstar, Inc.•	$2,352
100	Hillenbrand, Inc.	2,116
150	International Game Technology	2,080
100	Interval Leisure Group, Inc.	1,883
		8,431
	CONSUMER STAPLES – 5.1%
40	WD-40 Co.	1,890

	ENERGY – 5.7%
40	Dresser-Rand Group, Inc.•	2,112

	HEALTH CARE – 5.6%
30	Teleflex, Inc.	2,076

	INDUSTRIALS – 27.7%
125	Blount International, Inc.•	1,784
40	Clean Harbors, Inc.•	2,291
40	Landstar System, Inc.	2,023
100	Mobile Mini, Inc.•	1,996
40	Towers Watson & Co. - Class A	2,115
		10,209
	INFORMATION TECHNOLOGY – 11.3%
80	Broadridge Financial Solutions, Inc.	1,889
70	Synopsys, Inc.•	2,296
		4,185
	MATERIALS – 5.4%
100	Owens-Illinois, Inc.•	2,003

	TOTAL COMMON STOCKS (Cost $28,921)	30,906

Principal Amount
	SHORT-TERM INVESTMENTS – 23.5%
$8,669	UMB Money Market Fiduciary Fund, 0.01%1	8,669

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,669)	8,669

	TOTAL INVESTMENTS – 107.1% (Cost $37,590)	$39,575
	Liabilities in Excess of Other Assets – (7.1)%	(2,635)
	TOTAL NET ASSETS – 100.0%	$36,940

•	Non-income producing security.

1	The rate quoted is the annualized seven-day yield of the Fund at period end.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	27.7%
Consumer Discretionary	22.8%
Information Technology	11.3%
Energy	5.7%
Health Care	5.6%
Materials	5.4%
Consumer Staples	5.1%
Total Common Stocks	83.6%
Total Short-Term Investments	23.5%
Total Investments	107.1%
Liabilities in Excess of Other Assets	(7.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $37,590)	$39,575
Receivables:
Dividends and interest	10
From Advisor	35,782
Prepaid expenses	19,031
Total assets	94,398

Liabilities:
Payables:
Offering costs	31,404
Transfer agent fees and expenses	7,258
Fund accounting fees	6,646
Fund administration fees	5,182
Auditing fees	3,571
Custody fees	1,227
Chief Compliance Officer fees	501
Trustees' fees and expenses	308
Accrued other expenses	1,361
Total liabilities	57,458

Net Assets	$36,940

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,950
Accumulated net investment loss	(54)
Accumulated net realized gain on investments	59
Net unrealized appreciation on investments	1,985
Net Assets	$36,940

Shares of beneficial interest issued and outstanding	3,495
Offering and redemption price per share	$10.57

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period September 11, 2012* through November 30, 2012 (Unaudited)

Investment Income:
Dividends	$10
Interest	1
Total investment income	11
Expenses:
Fund administration fees	7,891
Offering costs	7,323
Transfer agent fees and expenses	7,258
Fund accounting fees	6,646
Registration fees	5,279
Audit fees	3,571
Legal fees	2,192
Chief Compliance Officer fees	1,973
Trustees' fees and expenses	1,315
Custody fees	1,227
Shareholder reporting fees	1,184
Miscellaneous	866
Insurance fees	276
Advisory fees	55

Total expenses	47,056
Advisory fees waived	(55)
Other expenses absorbed	(46,936)
Net expenses	65
Net investment loss	(54)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	59
Net change in unrealized appreciation/depreciation on investments	1,985
Net realized and unrealized gain on investments	2,044

Net Increase in Net Assets from Operations	$1,990

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
September 11, 2012*
to November 30, 2012
(Unaudited)
Increase in Net Assets from:
Operations:
Net investment loss	$(54)
Net realized gain on investments	59
Net change in unrealized appreciation/depreciation on investments	1,985
Net increase in net assets resulting from operations	1,990

Capital Transactions:
Proceeds from shares sold	34,950
Net increase from capital transacations	34,950

Total increase in net assets	36,940

Net Assets:
Beginning of period	-
End of period	$36,940

Accumulated net investment loss	$(54)

Capital Share Transactions:
Shares sold	3,495
Net increase from capital share transactions	3,495

*	Commencement of operations

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	September 11, 2012*
	to November 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.02)
Net realized and unrealized gain on investments	0.59
Total from investment operations	0.57
Net asset value, end of period	$10.57

Total return2	5.70%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	690.87%	4
After fees waived and expenses absorbed	0.95%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(690.71%)	4
After fees waived and expenses absorbed	(0.79%)	4
Portfolio turnover rate	103%	3

*	Commencement of operations.

1	Based on average shares outstanding during the period.

2
Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

3	Not annualized.

4	Annualized.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

Note 1 – Organization
Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on September 11, 2012.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Bernzott U.S. Small Cap Value Fund incurred offering costs of approximately $56,368, which are being amortized over a one-year period from September 11, 2012 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act made changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act were effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, or expected to be taken in the Fund’s 2012 tax returns, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 11, 2012 (commencement of operations) to November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bernzott Capital Advisors (the “Advisor”).  Under the terms of the Agreement, the Bernzott U.S. Small Cap Value Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.95% through September 30, 2013.

For the period September 11, 2012 (commencement of operations) to November 30, 2012, the Advisor waived all of its advisory fees and absorbed other expenses totaling $46,991.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  The Advisor is permitted to seek reimbursement for a period of

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture a portion of the amounts no later than May 31, of the years stated below:

2016:	$ 46,991

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. On January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) will succeed GDS as the Distributors to the Funds. IMST Distributors is not affiliated with the Trust or any of its service providers.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period September 11, 2012 (commencement of operations) to November 30, 2012, the Fund’s allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees accrued for CCO services For the period September 11, 2012 (commencement of operations) to November 30, 2012 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At November 30, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$37,590

Gross unrealized appreciation	$1,985
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on investments	$1,985

Note 5 – Investment Transactions
For the period September 11, 2012 (commencement of operations) to November 30, 2012, purchases and sales of investments, excluding short-term investments, were $39,141 and $10,279, respectively.

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$30,906	$-	$-	$30,906
Short-Term Investments	8,669	-	-	8,669
Total Investments	$39,575	$-	$-	$39,575

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

There were no transfers between Levels at period end.

Note 8 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accountings Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Bernzott U.S. Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on March 14-15, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Bernzott Capital Advisors (the “Investment Advisor”) with respect to the Bernzott U.S. Small Cap Value Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure; reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC from the small cap value universe selected by Morningstar, Inc. (the “Peer Group”); information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual; and the performance of accounts managed by the Investment Advisor using the same strategy it would use with respect to the Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.  The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Investment Advisor’s investment philosophy, strategy and process at the Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered information included in the meeting materials regarding the composite performance of the Investment Advisor’s small cap value equity accounts, which had commenced on January 1, 1995.  The Board noted that the annualized net returns of the composite were significantly higher than those of its primary and secondary benchmarks, the Russell 2000 Value Index and Russell 2500 Value Index, for the one-, three-, five, seven-, ten- and 17-year periods ending December 31, 2011. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund and the anticipated total expenses of the Fund were lower than the average of the funds in the Peer Group.  The Board also considered that

Bernzott U.S. Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

the overall investment advisory fee to be charged by the Investment Advisor to the Fund was lower than the Investment Advisor’s standard fee for institutional client assets of up to $25 million.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated profitability of its relationship with the Fund in its first year of operations, noting that the Investment Advisor anticipated waiving its advisory fees and subsidizing the Fund’s operations during that year, and determined that the estimated profitability was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Bernzott U.S. Small Cap Value Fund
EXPENSE EXAMPLE
For the Periods Ended November 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held from 9/11/12 (commencement of operations) to 11/30/12.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested for the six month period from 6/1/12 to 11/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period
Actual Performance	9/11/12*	11/30/12	9/11/12 – 11/30/12**
	$1,000.00	$1,057.00	$2.16
Hypothetical (5% annual return before expenses)	6/1/12	11/30/12	6/1/12 – 11/30/12***
	$1,000.00	$1,020.26	$4.79

*	Commencement of operations.

**
Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 81/365 (to reflect the period since inception). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

***
Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Bernzott U.S. Small Cap Value Fund
a series of the Investment Managers Series Trust

Investment Advisor
Bernzott Capital Advisors
888 West Ventura Blvd., Suite B
Camarillo, CA  93010

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California  90071

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Bernzott U.S. Small Cap Value Fund	BSCVX	461418 220

Privacy Principles of the Bernzott U.S. Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bernzott U.S. Small Cap Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 877-998-9880, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 877-998-9880, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 877-998-9880.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Bernzott  U.S. Small Cap Value Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 877-998-9880

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/8/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/8/13